Note 4 - Inventories - Components of Inventory (Details) $ in Thousands	Jun. 30, 2020 USD ($) oz	Dec. 31, 2019 USD ($) oz	Dec. 31, 2018 USD ($) oz
Note 4 - Inventories - Components of Inventory (Details)
Materials and supplies | $	$ 5,043	$ 2,559	$ 1,582
Materials and supplies, gold ounces (Ounce) | oz	0	0	0
Merrill-Crowe in process | $	$ 410	$ 1,004	$ 0
Merrill-Crowe in process (Ounce) | oz	226	691	0
Carbon column in-process | $	$ 2,209	$ 478	$ 478
Carbon column in-process (Ounce) | oz	1,397	474	482
Dore finished goods | $	$ 1,641	$ 412	$ 0
Dore finished goods (Ounce) | oz	885	278	0
Total | $	$ 9,303	$ 4,453	$ 2,060
Total (Ounce) | oz	2,508	1,443	482